Share capital - Call Option Agreement (Details)		12 Months Ended
	Jun. 10, 2021 Y $ / shares	Dec. 31, 2020 £ / shares
Disclosure of classes of share capital [line items]
Share price at date of grant ($) | £ / shares		£ 40.36
Expected volatility (%)		50.00%
Maximum term to exercise (years)		4.00
Risk-free interest rate (%)		(0.13%)
Call Option
Disclosure of classes of share capital [line items]
Share price at date of grant ($) | $ / shares	$ 9.93
Option strike price ($) | $ / shares	$ 18.00
Expected volatility (%)	75.00%
Risk-free interest rate (%)	0.75%
Call Option | Maximum [Member]
Disclosure of classes of share capital [line items]
Maximum term to exercise (years) | Y	4
Call Option | Minimum [Member]
Disclosure of classes of share capital [line items]
Maximum term to exercise (years) | Y	3